Note 6 - Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 6 - Servicing (Details) [Line Items]
Unpaid Principal Balance of Loans Serviced for Others (in Dollars)	$ 176,855,000	$ 175,583,000
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Incremental Increase Based On Loan Count (in Dollars)		1
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Factor	164	398	465
Inflation Rate [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	3.00%
Earnings Rate [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	0.25%	1.00%	1.00%
Minimum [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	8.00%	8.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars)	40	40
Maximum [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	10.00%	10.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars)	$ 55	$ 55
Inflation Rate [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate		3.00%